Schedule of foreign currency exchange rate translation (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SGD: US$1 exchange rate [Member]
Intra-Entity Foreign Currency Balance [Line Items]
As of year-end exchange rate	1.2845	1.3606
Year ended-average exchange rate	1.3117	1.3347	1.3422
MYR: US$1 exchange rate [Member]
Intra-Entity Foreign Currency Balance [Line Items]
As of year-end exchange rate	4.0475	4.4650
Year ended-average exchange rate	4.3010	4.5553	4.5656
VND: US$1 exchange rate [Member]
Intra-Entity Foreign Currency Balance [Line Items]
As of year-end exchange rate	26,264.92	25,484.98
Year ended-average exchange rate	25,859.84	25,081.65	23,867.38
INR: US$1 exchange rate [Memmber]
Intra-Entity Foreign Currency Balance [Line Items]
As of year-end exchange rate	89.8021	85.4781
Year ended-average exchange rate	86.6214	83.7375	82.5871
THB: US$1 exchange rate [Member]
Intra-Entity Foreign Currency Balance [Line Items]
As of year-end exchange rate	31.4759	34.1887
Year ended-average exchange rate	33.0852	35.2862	34.8160
AUD: US$1 exchange rate [Member]
Intra-Entity Foreign Currency Balance [Line Items]
As of year-end exchange rate	1.4941	1.6075
Year ended-average exchange rate	1.5624	1.5189	1.5080
RMB: US$1 exchange rate [Member]
Intra-Entity Foreign Currency Balance [Line Items]
As of year-end exchange rate	7.0002	7.2988
Year ended-average exchange rate	7.1965	7.186	7.0811